Income Taxes - Schedule of Income Tax Reconciliation from Federal Income Tax Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Line Items]
Computed Expected Tax Expense, Amount			$ 18,476	$ 24,842	$ (22,894)
Foreign Taxes, Amount			12,470	13,171	11,752
Tax Effect Different From Statutory Rates, Amount			(8,920)	(8,080)	(1,571)
State Taxes, net of Federal Benefit, Amount			4,099	4,757	2,689
Foreign Tax Credits, Amount			(1,484)	(1,867)	(14,595)
Change in Valuation Allowance, Amount			1,975	(1,662)	2,542
Uncertain Tax Positions, Amount			2,472	(6,642)	3,647
Permanent Differences, Amount			4,005	5,477	6,356
Prior Year Return to Provision Adjustments, Amount			(6,268)	4,057	4,156
Other, Amount			(1,217)	(174)	(829)
Unremitted Foreign Earnings-Current Year Adjustment, Amount			0	0	(5,484)
Actual Tax Expense, Amount	(8,623)	(1,504)	25,608	33,879	(14,767)
Computed Expected Tax Expense, Percentage			35.00%	35.00%	35.00%
Foreign Taxes, Percentage			24.00%	19.00%	(17.00%)
Tax Effect Different From Statutory Rates, Percentage			(17.00%)	(11.00%)	2.00%
State Taxes, net of Federal Benefit, Percentage			8.00%	7.00%	(4.00%)
Foreign Tax Credits, Percentage			(3.00%)	(3.00%)	22.00%
Change in Valuation Allowance, Percentage			4.00%	(2.00%)	(4.00%)
Uncertain Tax Positions, percentage			5.00%	(9.00%)	(6.00%)
Permanent Differences, Percentage			7.00%	8.00%	(10.00%)
Prior Year Return to Provision Adjustments, Percentage			(12.00%)	5.00%	(6.00%)
Other, Percentage			(2.00%)	(1.00%)	1.00%
Unremitted Foreign Earnings-Current Year Adjustment, Percentage			0.00%	0.00%	8.00%
Actual Tax Expense, Percentage			49.00%	48.00%	22.00%
Kazakhstan [Member]
Income Tax Reconciliation [Line Items]
Tax Settlement, Amount			$ 0	$ 0	$ (536)
Tax Settlement, Percentage			0.00%	0.00%	1.00%